Amounts Due to Related Parties (Details) - USD ($)		Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Amounts due to related parties		$ 177,102	$ 3,378,031
Mr. Song [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	[1]		1,010,041
Vision Capital Profits Limited [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	[2]	114,839	1,751,395
Mrs Song [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	[3]		5,329
C Media [Member]
Related Party Transaction [Line Items]
Amounts due to related parties		$ 62,263

[1]	The Company's CEO
[2]	Vision Capital Profits Limited is controlled by Mr. Song.
[3]	The spouse of Mr. Song.